                                CLASS C SHARES OF

                            AIM SHORT TERM BOND FUND

                         Supplement dated June 12, 2003
                    to the Prospectus dated December 2, 2002


The following replaces in its entirety the table appearing under the heading "FEE TABLE AND EXPENSE EXAMPLE - FEE TABLE - ANNUAL FUND OPERATING EXPENSES" on page 2 of the Prospectus:

         "ANNUAL FUND OPERATING EXPENSES(1)
         ----------------------------------------------------------------------
         (expenses that are deducted
          from fund assets)                      CLASS C
         ----------------------------------------------------------------------
         Management Fees                         0.40%

         Distribution and/or
         Service (12b-1) Fees                    1.00

         Other Expenses(2)                       0.45

         Total Annual Fund
         Operating Expenses                      1.85

         Fee Waivers(3)                          0.65

         Net Expenses                            1.20

----------

   (1) There is no guarantee that actual expenses will be the same as those shown in the table.
   (2) Other Expenses are based on estimated amounts for the current fiscal year.
   (3) The distributor has contractually agreed to waive 0.40% of Rule 12b-1 distribution plan payments. Further, the investment advisor has contractually agreed to waive fees and/or reimburse expenses (excluding interest, taxes, dividends on short sales, fund merger and reorganization expenses, extraordinary items, including other items designated as such by the Board of Trustees, and increases in expenses due to expense offset arrangements, if any) to the extent necessary to limit the total operating expenses to 1.20%. The waiver agreement and the expense limitation agreement are in effect through July 31, 2004.

You may also be charged a transaction or other fee by the financial institution managing your account.
         As a result of 12b-1 fees, long-term shareholders in the fund may pay more than the maximum permitted initial sales charge."



Effective on or about August 18, 2003, the following information replaces in its entirety the information appearing under the heading "PURCHASING SHARES - MINIMUM INVESTMENTS PER AIM FUND ACCOUNT" on page A-3 of the Prospectus:

"There are no minimum investments with respect to Class R shares for AIM Fund accounts. The minimum investments with respect to Class A, A3, B and C shares for AIM Fund accounts (except for investments in AIM Opportunities I Fund, AIM Opportunities II Fund and AIM Opportunities III Fund) are as follows:

                                                            INITIAL                                  ADDITIONAL
TYPE OF ACCOUNT                                           INVESTMENTS                               INVESTMENTS
---------------------------------------------------------------------------------------------------------------
Employer-Sponsored Retirement Plans                  $     0 ($25 per AIM Fund                          $50
(includes section 401, 403 and 457 plans,                 investment for salary
and SEP, SARSEP and SIMPLE IRA plans)                     deferrals from Employer-
                                                          Sponsored Retirement
                                                          Plans)
Systematic Purchase Plan                                  50                                             50
IRA, Roth IRA, or Coverdell ESA                          250                                             50
All other accounts                                     1,000                                             50

----------

The minimum initial investment for AIM Opportunities I Fund, AIM Opportunities II Fund and AIM Opportunities III Fund (the Special Opportunities Funds) accounts is $10,000. The minimum subsequent investment is $1,000. The maximum amount for a single purchase order of AIM Opportunities I Fund is $250,000."

                     CLASS A, CLASS B AND CLASS C SHARES OF

                           AIM TOTAL RETURN BOND FUND

                         Supplement dated June 12, 2003
                    to the Prospectus dated December 2, 2002


The following replaces in its entirety the table appearing under the heading "FEE TABLE AND EXPENSE EXAMPLE - FEE TABLE - ANNUAL FUND OPERATING EXPENSES" on page 2 of the Prospectus:

         "ANNUAL FUND OPERATING EXPENSES(3)
         ----------------------------------------------------------------------
         (expenses that are deducted
          from fund assets)            CLASS A        CLASS B        CLASS C
         ----------------------------------------------------------------------
         Management Fees                0.50%          0.50%          0.50%

         Distribution and/or
         Service (12b-1) Fees(4)        0.35           1.00           1.00

         Other Expenses                 2.36           2.36           2.36

         Total Annual Fund
         Operating Expenses             3.21           3.86           3.86

         Fee Waivers(4)                 1.96           1.86           1.86

         Net Expenses(5)                1.25           2.00           2.00

----------

   (1) If you buy $1,000,000 or more of Class A Shares and redeem these shares within 18 months from the date of purchase, you may pay a 1% contingent deferred sales charge (CDSC) at the time of redemption.
   (2) Effective November 1, 2002, if you are a retirement plan participant and you bought $1,000,000 or more of Class A shares, you may pay a 1.00% CDSC if a total redemption of the retirement plan assets occurs within 12 months from the date of the retirement plan's initial purchase.
   (3) There is no guarantee that actual expenses will be the same as those shown in the table.
   (4) The distributor has contractually agreed to waive up to 0.10% of Rule 12b-1 distribution plan payments. Further, the investment advisor has contractually agreed to waive fees and/or reimburse expenses (excluding interest, taxes, dividends on short sales, fund merger and reorganization expenses, extraordinary items, including other items designated as such by the Board of Trustees, and increases in expenses due to expense offset arrangements, if any) for Class A, Class B and Class C shares to the extent necessary to limit the total operating expenses of Class A shares to 1.25% (e.g., if AIM waives 1.86% of Class A expenses, AIM will also waive 1.86% of Class B and Class C expenses). The waiver agreement and the expense limitation agreement are in effect through July 31, 2004.
   (5) The distributor has agreed to waive up to 0.10% of Rule 12b-1 distribution plan payments. Further, AIM has agreed to waive fees and/or reimburse expenses (excluding interest, taxes, dividends on short sales, fund merger and reorganization expenses, extraordinary items, including other items designated as such by the Board of Trustees, and increases in expenses due to expense offset arrangements, if any) for Class A, Class B and Class C shares to the extent necessary to limit the total operating expenses of Class A shares to 1.00%. Total Annual Fund Operating Expenses net of this agreement are 1.00%, 1.75% and 1.75% for Class A, Class B and Class C shares, respectively. This agreement may be terminated at any time.

You may also be charged a transaction or other fee by the financial institution managing your account.
         As a result of 12b-1 fees, long-term shareholders in the fund may pay more than the maximum permitted initial sales charge."


Effective on or about August 18, 2003, the following information replaces in its entirety the information appearing under the heading "PURCHASING SHARES - MINIMUM INVESTMENTS PER AIM FUND ACCOUNT" on page A-3 of the Prospectus:

"There are no minimum investments with respect to Class R shares for AIM Fund accounts. The minimum investments with respect to Class A, A3, B and C shares for AIM Fund accounts (except for investments in AIM Opportunities I Fund, AIM Opportunities II Fund and AIM Opportunities III Fund) are as follows:

                                                              INITIAL                               ADDITIONAL
TYPE OF ACCOUNT                                              INVESTMENTS                           INVESTMENTS
--------------------------------------------------------------------------------------------------------------
Employer-Sponsored Retirement Plans                  $      0 ($25 per AIM Fund                        $50
(includes section 401, 403 and 457 plans,                 investment for salary
and SEP, SARSEP and SIMPLE IRA plans)                     deferrals from Employer-
                                                          Sponsored Retirement
                                                          Plans)
Systematic Purchase Plan                                  50                                           50
IRA, Roth IRA, or Coverdell ESA                          250                                           50
All other accounts                                     1,000                                           50

----------

The minimum initial investment for AIM Opportunities I Fund, AIM Opportunities II Fund and AIM Opportunities III Fund (the Special Opportunities Funds) accounts is $10,000. The minimum subsequent investment is $1,000. The maximum amount for a single purchase order of AIM Opportunities I Fund is $250,000."

                               AIM HIGH YIELD FUND
                             AIM HIGH YIELD FUND II
                                 AIM INCOME FUND
                        AIM INTERMEDIATE GOVERNMENT FUND
                       AIM LIMITED MATURITY TREASURY FUND
                              AIM MONEY MARKET FUND
                             AIM MUNICIPAL BOND FUND
                            AIM SHORT TERM BOND FUND
                           AIM TOTAL RETURN BOND FUND

             (SERIES PORTFOLIOS OF AIM INVESTMENT SECURITIES FUNDS)

                      Supplement dated June 12, 2003 to the
          Statement of Additional Information dated December 2, 2002 as supplemented January 24, 2003, February 14, 2003, May 2, 2003 and May 29, 2003


The following information replaces paragraphs eight through ten in their entirety under the heading "INVESTMENT ADVISORY AND OTHER SERVICES - INVESTMENT ADVISOR" on page 36 of the Statement of Additional Information:

                  "AIM has voluntarily agreed to waive a portion of advisory fees payable by each Fund. The amount of the waiver will equal 25% of the advisory fee AIM receives from the Affiliated Money Market Funds as a result of each Fund's investment of uninvested cash in an Affiliated Money Market Fund. Termination of this agreement requires approval by the Board of Trustees. See "Description of the Funds and Their Investments and Risks - Investment Strategies and Risks - Other Investments - Other Investment Companies."

                  AIM has contractually agreed through July 31, 2004, to waive fees and/or reimburse expenses (excluding interest, taxes, dividends on short sales, fund merger and reorganization expenses, extraordinary items, including other items designated as such by the Board of Trustees, and increases in expenses due to expense offset arrangements, if any) for AIM Total Return Bond Fund's Class A, Class B and Class C shares to the extent necessary to limit the total operating expenses of Class A shares to 1.25% (e.g. if AIM waives 1.86% of Class A expenses, AIM will also waive 1.86% of Class B and Class expenses). Such contractual fee waivers or reductions are set forth in the Fee Table to the Fund's Prospectus and may not be terminated or amended to the Funds' detriment during the period stated in the agreement between AIM and the Fund.

                  AIM has contractually agreed through July 31, 2004, to waive fees and/or reimburse expenses (excluding interest, taxes, dividends on short sales, fund merger and reorganization expenses, extraordinary items, including other items designated as such by the Board of Trustees, and increases in expenses due to expense offset arrangements, if any) for AIM Short Term Bond Fund's Class C shares to the extent necessary to limit the total operating expenses of Class C shares to 1.20%. Such contractual fee waivers or reductions are set forth in the Fee Table to the Fund's Prospectus and may not be terminated or amended to the Fund's detriment during the period stated in the agreements between AIM and the Fund."


The following information replaces paragraphs five and six in their entirety under the heading "DISTRIBUTION OF SECURITIES - DISTRIBUTION PLANS" on page 70 of the Statement of Additional Information:

                  "AIM Distributors has contractually agreed through July 31, 2004, to waive up to 0.10% of average net assets AIM Total Return Bond Fund's Class A shares Rule 12b-1 distribution plan payments. This contractual fee waiver is set forth in the Fee Table to the Fund's Prospectus and may not be terminated or amended to the Fund's detriment during the period stated in the agreement between AIM Distributors and the Fund.

                  AIM Distributors has contractually agreed through July 31, 2004, to waive 0.40% of average net assets of AIM Short Term Bond Fund's Class C shares Rule 12b-1 distribution plan payments. This contractual fee waiver is set forth in the Fee Table to the Fund's Prospectus and may not be terminated or amended to the Fund's detriment during the period stated in the agreement between AIM Distributors and the Fund."


The following information is added at the beginning of the section appearing under the heading "TRUSTEES AND OFFICERS - OTHER OFFICERS" in Appendix B in the Statement of Additional Information:

"Kevin M. Carome(3) - 1956 Senior     2003      Director, Senior Vice President and General        N/A"
Vice President                                  Counsel, A I M Management Group Inc.
                                                (financial services holding company) and
                                                A I M Advisors, Inc.; and Vice President,
                                                A I M Capital Management, Inc.,
                                                A I M Distributors, Inc. and A I M Fund
                                                Services; Director, Vice President and
                                                General Counsel, Fund Management Company

                                                Formerly:  Senior Vice President and General
                                                Counsel, Liberty Financial Companies, Inc.;
                                                and Senior Vice President and General
                                                Counsel, Liberty Funds Group, LLC


The following information is added at the end of the section appearing under the heading "TRUSTEES AND OFFICERS - OTHER OFFICERS" in Appendix B in the Statement of Additional Information:

"Nancy L. Martin(5) - 1957            2003      Vice President, A I M Advisors, Inc.; and          N/A"
Secretary                                       Vice President and General Counsel, A I M
                                                Capital Management, Inc.

----------

(3)     Mr. Carome became Senior Vice President of the Trust on May 13, 2003.
(5)     Ms. Martin became Secretary of the Trust on April 1, 2003.

                            INSTITUTIONAL CLASSES OF

                       AIM LIMITED MATURITY TREASURY FUND

              (SERIES PORTFOLIO OF AIM INVESTMENT SECURITIES FUNDS)

                        Supplement dated June 12, 2003 to
                  the Statement of Additional Information dated
                                December 2, 2002
                as supplemented January 24, 2003 and May 29, 2003


The following information replaces the eighth paragraph in its entirety under the heading "INVESTMENT ADVISORY AND OTHER SERVICES - INVESTMENT ADVISOR" on page 17 of the Statement of Additional Information:

                  "AIM has voluntarily agreed to waive a portion of advisory fees payable by the Fund. The amount of the waiver will equal 25% of the advisory fee AIM receives from the Affiliated Money Market Funds as a result of the Fund's investment of uninvested cash in an Affiliated Money Market Fund. Termination of this agreement requires approval by the Board of Trustees. See "Description of the Fund and Its Investments and Risks - Investment Strategies and Risks - Other Investments - Other Investment Companies."


The following paragraph is added as the last paragraph under the heading "INVESTMENT ADVISORY AND OTHER SERVICES - OTHER SERVICE PROVIDERS - TRANSFER AGENT" on page 18 of the Statement of Additional Information:

                  "AFS has contractually agreed to limit transfer agent fees to 0.10% of average net assets of the Institutional Class. The expense limitation agreement is in effect through July 31, 2004."


The following information is added at the beginning of the section appearing under the heading "TRUSTEES AND OFFICERS - OTHER OFFICERS" in Appendix B in the Statement of Additional Information:

"Kevin M. Carome(3) - 1956        2003     Director, Senior Vice President and General             N/A"
Senior Vice President                      Counsel, A I M Management Group Inc.
                                           (financial services holding company) and
                                           A I M Advisors, Inc.; and Vice President,
                                           A I M Capital Management, Inc.,
                                           A I M Distributors, Inc. and A I M Fund
                                           Services; Director, Vice President and General
                                           Counsel, Fund Management Company

                                           Formerly:  Senior Vice President and General
                                           Counsel, Liberty Financial Companies, Inc.;
                                           and Senior Vice President and General Counsel,
                                           Liberty Funds Group, LLC


The following information is added at the end of the section appearing under the heading "TRUSTEES AND OFFICERS - OTHER OFFICERS" in Appendix B in the Statement of Additional Information:

"Nancy L. Martin(5) - 1957        2003     Vice President, A I M Advisors, Inc.; and Vice          N/A"
Secretary                                  President and General Counsel, A I M Capital
                                           Management, Inc.


----------

(3)     Mr. Carome became Senior Vice President of the Trust on May 13, 2003.
(5)     Ms. Martin became Secretary of the Trust on April 1, 2003.